RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of balances with related parties	Balances with related parties:
	December 31,
	2015	2014
	($ in thousands)
Current liabilities:
Other accounts payable	$132	$241

Schedules of transactions with related parties	Transactions with related parties:
	Year ended December 31,
	2015	2014
	($ in thousands)
Total expenses	$1,892	$3,269